Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Operating expenses
General and administrative	$ 684,716	$ 1,125,365	$ 2,574,576	$ 3,262,427
Research and development, net	723,048	345,883	1,636,343	896,317
Total operating expenses	1,407,764	1,471,248	4,210,919	4,158,744
Finance income (expenses)
Changes in fair value of derivative warrant liabilities (Note 5)	139,563	(643,225)	1,319,081	(83,080)
Changes in fair value of short-term investments (Note 3)	(63,602)		(292,390)	(7,612)
Foreign exchange gain (loss)	3,068	(5,380)	864	(2,709)
Other finance expenses	(9,192)	(61,408)	(25,775)	(30,379)
Interest income on deposits	32,593	146,432	108,249	209,934
Other expenses		(16,498)		(16,498)
Total finance income (expenses)	102,430	(580,079)	1,110,029	69,656
Loss before taxes	(1,305,334)	(2,051,327)	(3,100,890)	(4,089,088)
Tax expenses	(8,258)	(42,590)	(68,251)	(280,846)
Net Loss and Comprehensive loss	$ (1,313,592)	$ (2,093,917)	$ (3,169,141)	$ (4,369,934)
Loss per share, basic (in Dollars per share)	$ (0.25)	$ (0.59)	$ (0.64)	$ (1.58)
Loss per share, diluted (in Dollars per share)	$ (0.25)	$ (0.59)	$ (0.64)	$ (1.58)
Weighted average number of shares for the purposes of basic loss per share (in Shares)	5,342,211	3,559,860	4,954,577	2,773,384
Weighted average number of shares for the purposes of diluted loss per share (in Shares)	5,342,211	3,559,860	4,954,577	2,773,384